Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Adoption impact of ASU 2014-09 and ASU 2017-15 on financial statements
Consolidated Balance Sheet

As of December 31, 2018	Results under prior accounting standards	Adjustment	As reported
(Dollars in millions)
Accounts receivable
Customers and agents, less allowances	$928	$64	$992
Prepaid expenses	128	(25)	103
Other current assets	24	4	28
Total current assets	2,286	44	2,330
Licenses	2,194	1	2,195
Investments in unconsolidated entities	463	17	480
Other assets and deferred charges	435	181	616
Total assets	9,540	243	9,783
Customer deposits and deferred revenues	218	(21)	197
Other current liabilities	110	4	114
Total current liabilities	895	(16)	879
Deferred income tax liability, net	583	57	640
Other deferred liabilities and credits	526	15	541
Retained earnings	2,499	157	2,656
Total TDS shareholders' equity	4,403	157	4,560
Noncontrolling interests	704	29	733
Total equity	5,107	186	5,293
Total liabilities and equity	$9,540	$243	$9,783
Numbers may not foot due to rounding.
The line items impacted by the adoption of ASU 2014-09 and ASU 2017-05 in the Consolidated Statement of Operations and the Consolidated Balance Sheet are presented below.
Consolidated Statement of Operations

Year Ended December 31, 2018	Results under prior accounting standards	Adjustment	As reported
(Dollars in millions, except per share amounts)
Operating revenues
Service	$4,108	$(109)	$3,999
Equipment and product sales	1,014	96	1,110
Total operating revenues	5,122	(13)	5,109
Cost of equipment and products	1,129	1	1,130
Selling, general and administrative	1,697	(3)	1,694
(Gain) loss on license sales and exchanges, net	(17)	(1)	(18)
Total operating expenses	4,907	(3)	4,904
Operating income (loss)	215	(10)	205
Income (loss) before income taxes	231	(10)	221
Income tax expense (benefit)	48	(2)	46
Net income	183	(8)	175
Less: Net income attributable to noncontrolling interests, net of tax	42	(2)	40
Net income attributable to TDS shareholders	141	(6)	135
Net income available to TDS common shareholders	141	(6)	135
Basic earnings per share available to TDS common shareholders	$1.25	$(0.05)	$1.20
Diluted earnings per share available to TDS common shareholders	$1.22	$(0.05)	$1.17
Numbers may not foot due to rounding

Schedule of Multiple-deliverable Arrangements
The following is a description of principal activities from which TDS generates its revenues.

Services and products	Nature, timing of satisfaction of performance obligations, and significant payment terms

Wireless services
Wireless service includes voice, messaging and data services. Revenue is recognized in Service revenues as wireless service is provided to the customer. Wireless services generally are billed and paid in advance on a monthly basis.

Wireless devices and accessories
U.S. Cellular offers a comprehensive range of wireless devices such as handsets, tablets, mobile hotspots, home phones and routers for use by its customers, as well as accessories. U.S. Cellular also sells wireless devices to agents and other third-party distributors for resale. U.S. Cellular frequently discounts wireless devices sold to new and current customers. U.S. Cellular also offers customers the option to purchase certain devices and accessories under installment contracts over a specified time period. For certain equipment installment plans, after a specified period of time, the customer may have the right to upgrade to a new device. Such upgrades require the customer to enter into an equipment installment contract for the new device, and transfer the existing device to U.S. Cellular. U.S. Cellular recognizes revenue in Equipment and product sales revenues when control of the device or accessory is transferred to the customer, which is generally upon delivery.

Wireless roaming
U.S. Cellular receives roaming revenues when other wireless carriers’ customers use U.S. Cellular’s wireless systems. U.S. Cellular recognizes revenue in Service revenues when the roaming service is provided to the other carrier’s customer.

Wireless Eligible Telecommunications Carrier (ETC) Revenues
Telecommunications companies may be designated by states, or in some cases by the FCC, as an ETC to receive support payments from the Universal Service Fund if they provide specified services in “high cost” areas. ETC revenues recognized in the reporting period represent the amounts which U.S. Cellular is entitled to receive for such period, as determined and approved in connection with U.S. Cellular’s designation as an ETC in various states.

Wireless tower rents
U.S. Cellular receives tower rental revenues when another carrier leases tower space on a U.S. Cellular owned tower. U.S. Cellular recognizes revenue in Service revenues in the period during which the services are provided.

Activation fees	TDS charges its end customers activation fees in connection with the sale of certain services and equipment. Activation fees are deferred and recognized over the period benefitted.

Wireline services
Wireline services include broadband, video and voice services. Revenue is recognized in Service revenues as service is provided to the customer. Wireline services are generally billed and paid in advance on a monthly basis.

Wireline wholesale revenues
Wholesale revenues include network access services primarily to interexchange and wireless carriers for carrying data and voice traffic on TDS Telecom’s network, special access services and state and federal support payments, including A-CAM. Wholesale revenues are recorded as the related service is provided.

Cable services
Cable services include broadband, video and voice services. Revenue is recognized in Service revenues as service is provided to the customer. Cable services are generally billed and paid in advance on a monthly basis.

IT hardware sales	TDS recognizes equipment revenue when it no longer has any requirements to perform, when title has passed and when the products are accepted by the customer.

Hosted and managed services
HMS Service revenues consist of cloud and hosting solutions, managed services, Enterprise Resource Planning (ERP) application management, colocation services, and IT hardware related maintenance and professional services. Revenues related to these services are recognized as services are provided.

Disaggregation of Revenues
In the following table, revenue is disaggregated by type of service and timing of revenue recognition. Service revenues are recognized over time and Equipment sales are point in time.

		TDS Telecom
Year Ended December 31, 2018	U.S. Cellular	Wireline	Cable	TDS Telecom Total	Corporate, Eliminations and Other	Total
(Dollars in millions)
Revenues from contracts with customers:
Type of service:
Retail service	$2,623	$—	$—	$—	$—	$2,623
Inbound roaming	154	—	—	—	—	154
Residential	—	321	188	509	—	509
Commercial	—	184	42	226	—	226
Wholesale	—	191	—	191	—	191
Other service	135	—	—	(1)	72	206
Service revenues from contracts with customers	2,912	696	230	925	72	3,909
Equipment and product sales	989	2	—	2	119	1,110
Total revenues from contracts with customers[1]	$3,901	$698	$230	$927	$191	$5,019
Numbers may not foot due to rounding.

[1]	These amounts do not include revenues outside the scope of ASU 2014-09; therefore, revenue line items in this table will not agree to amounts presented in the Consolidated Statement of Operations.

Contract with Customer, Assets and Liabilities
The accounts receivable balance related to amounts billed and not paid on contracts with customers, net of allowances, is shown in the table below. Bad debts expense recognized for the year ended December 31, 2018, related to receivables was $100 million.

December 31, 2018
(Dollars in millions)
Accounts receivable
Customer and agents	$987
Other	73
Total[1]	$1,060

[1]
These amounts do not include accounts receivable related to revenues outside the scope of ASU 2014-09; therefore, accounts receivable line items presented in this table will not agree to amounts presented in the Consolidated Balance Sheet.

The following table provides a rollforward of contract assets from contracts with customers, which are recorded in Other current assets and Other assets and deferred charges in the Consolidated Balance Sheet.

Contract Assets
(Dollars in millions)
Balance at December 31, 2017	$—
Change in accounting policy	28
Contract additions	24
Terminated contracts	(1)
Reclassified to receivables	(40)
Balance at December 31, 2018	$11
The following table provides a rollforward of contract liabilities from contracts with customers, which are recorded in Customer deposits and deferred revenues and Other deferred liabilities and credits in the Consolidated Balance Sheet.

Contract Liabilities
(Dollars in millions)
Balance at December 31, 2017	$—
Change in accounting policy - Deferred revenues reclassification[1]	209
Change in accounting policy - Retained earnings impact	(22)
Contract additions	190
Terminated contracts	(2)
Revenue recognized	(172)
Balance at December 31, 2018	$203

[1]	This amount represents TDS' obligation to transfer goods or services to customers for which it had received payment and classified as deferred revenue at December 31, 2017.

Remaining Performance Obligations
The following table includes estimated service revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the end of the reporting period. The estimates represent service revenue to be recognized when services are delivered to customers pursuant to service plan contracts. These estimates are based on contracts in place as of December 31, 2018, and may vary from actual results due to future contract modifications.  As a practical expedient, revenue related to contracts of less than one year, generally month-to-month contracts, are excluded from these estimates.

Service Revenue
(Dollars in millions)
2019	$411
2020	128
Thereafter	72
Total	$611

Contract Cost Assets
Contract cost asset balances, which are recorded in Other assets and deferred charges in the Consolidated Balance Sheet, were as follows:

December 31, 2018
(Dollars in millions)
Costs to obtain contracts
Sales commissions	$154
Fulfillment costs
Installation costs	10
Total contract cost assets	$164